Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Management
Schedule of financial conglomerate

Financial Conglomerate	2021	2020

Regulatory Capital	485,498	118,612
Tier I	467,225	101,229
Common Equity	467,225	101,229
Tier II	18,273	17,383

Risk Weighted Assets (RWA)	2,144,499	388,346
Credit Risk (RWA CPAD)	1,891,177	372,841
Market Risk (RWA MPAD)	14,825	63
Operational Risk (RWA OPAD)	238,497	15,442

Capital Required	225,172	40,776

Margin	260,325	77,836
Basel Ratio	22.6%	30.5%

RBAN - Capital Required	896	2,334
Margin considering RBAN	259,429	75,502

Schedule of capital ratio

The table below shows the calculation of the capital ratio and its minimum requirement for Nu Pagamentos, required by the current regulation in Brazil.

Nu Pagamentos	2021	2020

Adjusted Equity	570,418	276,672

Max Amount	2,487,136	1,538,256
Monthly average of payment transactions	2,487,136	1,538,256
Balance of electronic currencies	1,693,514	1,072,056

Capital Requirement Ratio	22.9%	18.0%